Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		¥ 4,891,085		¥ 4,252,466	¥ 3,726,791
Total liabilities		4,404,427		3,795,529	3,317,432
Total equity		486,658		456,937	409,360	¥ 320,426
Impairment		(3,217)
Net carrying value of the investments		257,953		239,584	222,983
Total revenues		824,930		805,049	729,499
Net profit/(loss)		52,412		51,373	59,007
Other comprehensive income		(4,549)		25,750	34,912
Total comprehensive income		47,863		77,123	¥ 93,919
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		3,359,985		3,027,972
Total liabilities		3,125,484		2,809,822
Total equity		234,501		218,150
Total equity attributable to equity holders of the associates and joint ventures		189,510		173,159
Total adjustments	[1]	464		2,612
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 189,974		¥ 175,771
Proportion of the Group's ownership		43.686%	[2]	43.686%
Gross carrying value of the investments		¥ 86,179		¥ 79,974
Net carrying value of the investments	[2]	86,179		79,974
Total revenues		74,905		80,525
Net profit/(loss)		17,476		13,812
Other comprehensive income		2,416		(1,944)
Total comprehensive income		19,892		11,868
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		281,252		263,528
Total liabilities		204,805		193,806
Total equity		76,447		69,722
Total equity attributable to equity holders of the associates and joint ventures		55,074		52,273
Total adjustments	[1]	(7,257)		(6,528)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 47,817		¥ 45,745
Proportion of the Group's ownership		29.59%	[3]	29.59%
Gross carrying value of the investments		¥ 15,116		¥ 14,502
Impairment		(3,217)	[3]	(3,217)
Net carrying value of the investments	[3]	11,899		11,285
Total revenues		68,645		61,271
Net profit/(loss)		5,091		4,675
Other comprehensive income		(35)		630
Total comprehensive income		5,056		5,305
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		120,178		106,930
Total liabilities		94,756		80,379
Total equity		25,422		26,551
Total equity attributable to equity holders of the associates and joint ventures		25,422		26,551
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 25,422		¥ 26,551
Proportion of the Group's ownership		40.00%		40.00%
Gross carrying value of the investments		¥ 10,151		¥ 10,620
Net carrying value of the investments		10,151		10,620
Total revenues		82,549		77,990
Net profit/(loss)		621		1,730
Other comprehensive income		(766)		1,991
Total comprehensive income		(145)		3,721
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		25,153		20,567
Total liabilities		21,868		17,512
Total equity		3,285		3,055
Total equity attributable to equity holders of the associates and joint ventures		3,277		3,048
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 3,277		¥ 3,048
Proportion of the Group's ownership		35.00%		35.00%
Gross carrying value of the investments		¥ 1,692		¥ 1,612
Net carrying value of the investments		1,692		1,612
Total revenues		6,846		2,193
Net profit/(loss)		281		208
Other comprehensive income		(8)		(5)
Total comprehensive income		273		203
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		37,099		34,933
Total liabilities		1,476		1,068
Total equity		35,623		33,865
Total equity attributable to equity holders of the associates and joint ventures		35,623		33,865
Total adjustments	[1]	405		427
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 36,028		¥ 34,292
Proportion of the Group's ownership		43.86%		43.86%
Gross carrying value of the investments		¥ 21,438		¥ 20,676
Net carrying value of the investments		21,438		20,676
Total revenues		5,583		5,259
Net profit/(loss)		3,081		2,823
Total comprehensive income		3,081		2,823
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		593,284		582,475
Total liabilities		257,074		251,001
Total equity		336,210		331,474
Total equity attributable to equity holders of the associates and joint ventures		149,217		147,709
Total adjustments	[1]	16,509		16,981
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 165,726		¥ 164,690
Proportion of the Group's ownership		10.29%	[4]	10.29%
Gross carrying value of the investments		¥ 22,644		¥ 22,433
Net carrying value of the investments	[4]	22,644		22,433
Total revenues		331,665		306,490
Net profit/(loss)		14,416		12,525
Other comprehensive income		(27)		(1,706)
Total comprehensive income		14,389		10,819
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		10,258		10,306
Total liabilities		232		85
Total equity		10,026		10,221
Total equity attributable to equity holders of the associates and joint ventures		10,026		10,221
Total adjustments	[1]	(1,707)		(1,552)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 8,319		¥ 8,669
Proportion of the Group's ownership		66.67%
Proportion of the Group's ownership		66.67%		66.67%
Gross carrying value of the investments		¥ 5,546		¥ 5,779
Net carrying value of the investments		5,546		5,779
Total revenues		352		360
Net profit/(loss)		333		339
Other comprehensive income		15		(25)
Total comprehensive income		348		314
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		24,195		24,196
Total liabilities		13,035		13,342
Total equity		11,160		10,854
Total equity attributable to equity holders of the associates and joint ventures		11,160		10,854
Total adjustments	[1]	(5,511)		(4,540)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 5,649		¥ 6,314
Proportion of the Group's ownership		75.00%
Proportion of the Group's ownership		75.00%		75.00%
Gross carrying value of the investments		¥ 4,237		¥ 4,736
Net carrying value of the investments		4,237		4,736
Total revenues		897		853
Net profit/(loss)		28		185
Other comprehensive income		447		650
Total comprehensive income		¥ 475		¥ 835

[1]	Including adjustments for the difference of accounting policies, fair value and others.
[2]	The 2020 final dividend of RMB 0.077 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 30 June 2021. The Company received a cash dividend of RMB662 million.
[3]	The 2020 final dividend of HKD 0.09 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 21 May 2021. The Company received a cash dividend equivalent to RMB168 million. The 2021 interim dividend of HKD 0.055 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 19 August 2021. The Company received a cash dividend equivalent to RMB 103 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2021, the stock price of Sino-Ocean was HKD 1.82 per share. As at 31 December 2020, the cumulative impairment loss of RMB 3,217 million for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment valued using the discounted future cash flow method on 31 December 2021 and no further impairment loss should be made. The impairment test involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2020: 10% for properties under development and investment properties).
[4]	The 2020 final dividend of RMB 0.0669 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 11 May 2021. The Company received a cash dividend of RMB 213 million. The 2021 interim dividend of RMB 0.0488 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 23 September 2021. The Company received a cash dividend equivalent to RMB 156 million. On 31 December 2021, the stock price of China Unicom was RMB 3.93 per share.